                 LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN
                       INSTITUTIONAL MARKET NEUTRAL FUND

January 3, 2000

Dear Shareholder,

The U.S. equity market continued to surge this year, though the period was marked by extreme volatility. Since May 31, 1999, the J.P. Morgan Institutional Market Neutral Fund posted a 1.31% return, lagging the 2.52% return of the Merrill Lynch 91-Day T-Bill Index.

The fund's net asset value rose from $15.16 on May 31, 1999 to $15.22 on November 30, 1999. During the year, the fund made distributions of approximately $0.14 per share from ordinary income. On November 30, 1999, the net assets of the fund were approximately $10.3 million.

This report includes a discussion with Marc N. Roston, the portfolio manager primarily responsible for the fund. In this interview, Marc discusses events in the equity markets, portfolio performance, and his outlook for the coming months.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,


/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS............ 1  FUND FACTS AND HIGHLIGHTS.......... 6

FUND PERFORMANCE...................... 2  FINANCIAL STATEMENTS...............10

PORTFOLIO MANAGER Q&A................. 3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                                       TOTAL RETURNS
                                                 -------------------------------------------
                                                  ONE       THREE     SIX       SINCE
AS OF NOVEMBER 30, 1999                           MONTH     MONTHS    MONTHS    INCEPTION*
--------------------------------------------------------------------------------------------
J.P. Morgan Institutional Market Neutral Fund     1.47%     0.00%     1.31%     3.22%
Merrill Lynch 91-Day T-Bill**                     0.40%     1.27%     2.52%     4.38%

AS OF SEPTEMBER 30, 1999
--------------------------------------------------------------------------------------------
J.P. Morgan Institutional Market Neutral Fund    -0.13%     0.46%     4.98%     3.09%
Merrill Lynch 91-Day T-Bill**                     0.47%     1.29%     2.48%     3.56%

* SINCE THE FUND'S PERFORMANCE INCEPTION ON DECEMBER 30, 1998, IT HAS PROVIDED A TOTAL RETURN OF 2.67% THROUGH NOVEMBER 30, 1999. FOR THE PURPOSES OF COMPARISON,THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM DECEMBER 31, 1998, THE FIRST DATE WHEN DATA FOR THE FUND AND ITS BENCHMARK WERE AVAILABLE.

** THE MERRILL LYNCH 91-DAY T-BILL IS A ONE-SECURITY INDEX WHICH ROLLS OVER EVERY MONTH. IT IS USED TO MEASURE SHORT-TERM FIXED INCOME MARKET PERFORMANCE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with MARC N. ROSTON, vice president and member of the portfolio management team for J.P. Morgan Institutional Market Neutral Fund. Marc is a portfolio manager in the Structured Equity group, which he joined after working in Capital Markets Research performing quantitative equity research. Marc came to Morgan in 1996 after completing his Ph.D. in Economics at the University of Chicago. He also holds a B.S. in Economics from Carnegie Mellon University. This interview took place on December 22, 1999, and reflects Marc's views on that date.

WHAT WERE THE KEY TRENDS IN THE U.S EQUITY MARKET OVER THE PAST SIX MONTHS?

MR: Let me begin with a few comments on the equity market overall, and then comment on the implications for long/short investing. On the macro level, we saw four main trends affecting the equity market over the past six months. First, the U.S. economy continued to be strong, although there have been some recent signs of moderation, including a slowing in housing starts and retail chain stores sales. Overall, however, the economy continues to chug along. Second, we are in a rising interest rate environment. With three quarter-point rate hikes in June, August, and November, the Federal Reserve took back all the easing it had added last year in the face of the global economic crisis. Third, and directly related to Fed activity, is the fact that inflation continues to be benign. The Fed has remained ever alert for the specter of inflation to rear its head, and for the most part it has not. Wage pressures have remained dormant; it is in industrial commodity prices that pressure has been building. This has been concentrated in oil prices, which have more than doubled this year and we expect they still have room to go up, particularly with Iraq's latest cessation of production. Fourth, global growth on the whole has been showing signs of improvement. The recent data coming out of Europe, Japan, and the emerging markets indicates that growth finally is taking hold.

For the U.S. equity markets, this six-month period was a highly volatile one. After establishing new highs during the summer, the markets corrected in the first part of the third quarter, only to recover to new highs in October and November on positive inflation data and earnings announcements. We expect this trend of recovery to continue at least through year-end, as inflation fears and Y2K fears have been largely allayed. The Fed adoption of a neutral bias alongside the November hike was a very important move psychologically for the markets. The S&P was up 14.3% year-to-date, and 7.4% over the six months ended November 30. Positive earnings announcements and forecasts for future strong earnings propelled this market forward. On the flip side, however, any company that missed consensus expectations, even by a penny or two, was punished by the market.

Within the S&P 500, 10 of the 16 industrial sectors were in negative territory for the six-month period, some significantly. The current environment has tended to punish any sign of earnings weakness, pricing top performing firms at levels requiring near-perfect execution. This phenomenon has played out across industries as well, where only firms able to demonstrate sustained strong earnings growth have outperformed. For example, utilities were down 14.2%, consumer cyclicals were down 16.5%, and transportation (largely due to the increase in oil prices) was down 17.7%. However, technology - which currently accounts for over 25% of the market, compared to the 10% it comprised a few years ago - was up 34.5% and telecom was up over 8%.

The Market Neutral Fund maintains dollar, sector and style neutrality at all times. As a result, we do not take advantage of so-called "growth" stocks outperforming "value," or technology stocks outperforming others.
We also do not expose ourselves to making these calls incorrectly!

HOW DID THE PORTFOLIO PERFORM IN THIS ENVIRONMENT?

MR: The volatile market, increasingly narrow market leadership, rising interest rate environment, and sky-high valuations of many tech stocks makes for an unfriendly environment for our structured approach. Our stock selection process builds on our proprietary, bottoms-up research. In an environment where investors focus almost exclusively on near-term performance and prospects, our long-term valuation model faces challenges. Although the portfolio underperformed the benchmark, it held up well under difficult conditions, rising about 1.3% over the six months. Our fundamental risk controls and portfolio construction techniques insulated us from what could have been a much more difficult period.

WHICH HOLDINGS ADDED TO PERFORMANCE?

MR: Among the positions that added the most to performance were long positions in Sun Microsystems, and Procter & Gamble, and our short in Progressive Corp. Sun Microsystems continues to be a top performer for us. The leading vendor of UNIX-based systems transformed itself from the technical workstations to enterprise servers with a focus on mission critical applications. Sun more than doubled over the period as sales if its servers continued to benefit from growth in the Internet. Pharmaceutical giant Warner Lambert rose following its friendly merger proposal to American Home Products, upon which Pfizer stepped in as a hostile suitor. Procter & Gamble, the household products manufacturer, has been a beneficiary of positive consumer spending trends.

Progressive, an innovator in the consumer insurance industry, had significantly outperformed its peers as investors became, we believe, overly optimistic about their new strategy, including an aggressive Internet-based campaign. Compared to more traditional peers, we felt Progressive was an attractive short. This position contributed significantly to our performance, especially following the September correction in the insurance sector.

WHICH ONES DETRACTED FROM PERFORMANCE?

MR: Waste Management was our biggest disappointment of the year. The only good news is that we were not alone! The company's shares were down 69% over the six months. This past summer, the board restated first and second-quarter earnings and fired both the CFO and CEO. Seagram fell after announcing the launch of a new Internet music label, called Jimmy & Doug's Farm Club. Despite what should be viewed as

Seagram's competitive answer to upstarts such as MP3.com, there remain some short-term concerns on the street over Seagram's music business.

On the short side, United Airlines hurt performance. After hitting its high on April 19, the stock fell as oil prices rose. It has since recovered much of the loss.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

MR: While we still expect interest rates to rise, the long-term fundamentals for the market remain strong. The U.S. economy remains strong, though it should moderate somewhat further in 2000. Corporate profits continue to strengthen, particularly in light of the overall improvement in global growth: one-third of the earnings of companies in the S&P come from outside the United States.

Concern remains that the U.S. economy is too strong and the still-tight labor market will provoke inflation and cause interest rates to go up further. We believe the Fed will raise rates more than once in the first half of 2000.

We remain somewhat cautious as the overall level of the equity market also remains high. The leadership has become too narrow, focused on too few companies. Moreover, the extremely high valuations of tech companies do not allow for anything less than perfection. If nothing else, long/short strategies flourish in these environments - potentially lackluster equity market performance with significant misvaluations throughout the market.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional Market Neutral Fund seeks to provide long term capital appreciation from a broadly diversified portfolio of stocks. It is designed for investors who want potential returns that exceed those of 90-day U.S. Treasury Bills while minimizing exposure to general stock market risk.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
12/31/98

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 11/30/99
$10,270,853

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATE
12/20/99

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/99

--------------------------------------------------------------------------------
REGISTRANT
J.P. MORGAN SERIES TRUST
J.P. MORGAN MARKET NEUTRAL FUND:
  INSTITUTIONAL SHARES

EXPENSE RATIO
The fund's current annualized expense ratio of 2.00% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring dividend or redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1999

PORTFOLIO ALLOCATION OF LONG/SHORT HOLDINGS
(AS A PERCENTAGE OF TOTAL LONG OR SHORT INVESTMENTS)

[CHART]

LONG

   FINANCE 21.8%

   CONSUMER GOODS
   & SERVICES 15.4%

   TECHNOLOGY 11.8%

   UTILITIES 9.8%

   INDUSTRIAL PRODUCTS
   & SERVICES 9.0%

   ENERGY 8.0%

   BASIC INDUSTRIES 6.9%

   HEALTHCARE 6.7%

   TRANSPORTATION 5.7%

   SHORT-TERM AND
   OTHER INVESTMENTS 4.9%

[CHART]

SHORT

   FINANCE 23.1%

   CONSUMER GOODS
   & SERVICES 15.3%

   UTILITIES 15.1%

   TECHNOLOGY 9.4%

   BASIC INDUSTRIES 8.3%

   INDUSTRIAL PRODUCTS
   & SERVICES 8.0%

   ENERGY 7.5%

   HEALTHCARE 7.5%

   TRANSPORTATION 5.8%


LARGEST LONG/LARGEST SHORT EQUITY HOLDINGS
(AS A PERCENTAGE OF TOTAL LONG OR SHORT INVESTMENTS)

LONG                                                        SHORT
------------------------------------------------------      ------------------------------------------------------
MONSANTO CO. (HEALTHCARE)                       2.8%        UAL CORP. (TRANSPORTATION)                      3.3%
ROHM & HAAS CO. (BASIC INDUSTRIES)              2.6%        E.I. DU PONT DE NEMOURS & CO.                   3.1%
SEAGRAM LTD. (CONSUMER GOODS & SERVICES)        2.5%           (BASIC INDUSTRIES)
AMBAC FINANCIAL GROUP (FINANCE)                 2.5%        JEFFERSON-PILOT CORP. (FINANCE)                 2.5%
MBIA INC. (FINANCE)                             2.2%        US WEST, INC. (UTILITIES)                       2.5%
MCI WORLDCOM, INC. (UTILITIES)                  2.0%        AMERICAN GENERAL CORP. (FINANCE)                2.4%
UNION PACIFIC CORP. (TRANSPORTATION)            2.0%        BELLSOUTH CORP. (UTILITIES)                     1.8%
PROCTER & GAMBLE CO.                            2.0%        PROGRESSIVE CORP. (FINANCE)                     1.8%
   (CONSUMER GOODS & SERVICES)                              COX COMMUNICATIONS                              1.8%
COOPER INDUSTRIES INC.                          1.5%           (CONSUMER GOODS & SERVICES)
   (INDUSTRIAL PRODUCTS & SERVICES)                         PARAMETRIC TECHNOLOGY (TECHNOLOGY)              1.4%
ALLSTATE CORP. (FINANCE)                        1.5%        NORTEL NETWORKS CORP. (TECHNOLOGY)              1.4%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinions expressed herein are based on current market conditions and are subject to change without notice.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                   THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
LONG POSITIONS (95.2%)(e)
COMMON STOCKS (90.5%)
BASIC INDUSTRIES (6.6%)
CHEMICALS (4.0%)
Air Products and Chemicals, Inc..................     1,600   $    51,800
Lyondell Petrochemical Co........................     7,400       103,600
Rohm & Haas Co...................................     7,000       256,375
                                                              -----------
                                                                  411,775
                                                              -----------

FOREST PRODUCTS & PAPER (1.1%)
Bowater, Inc.....................................       300        14,700
Fort James Corp..................................       400        11,500
Temple-Inland, Inc...............................     1,600        91,600
                                                              -----------
                                                                  117,800
                                                              -----------
METALS & MINING (1.5%)
Allegheny Technologies, Inc......................     5,000       125,937
Reynolds Metals Co...............................       300        18,769
                                                              -----------
                                                                  144,706
                                                              -----------
  TOTAL BASIC INDUSTRIES.........................                 674,281
                                                              -----------

CONSUMER GOODS & SERVICES (14.7%)
APPARELS & TEXTILES (1.1%)
Jones Apparel Group, Inc.+.......................     3,000       113,362
                                                              -----------

AUTOMOTIVE (0.8%)
Dana Corp........................................       900        24,975
Delphi Automotive Systems Corp...................       309         4,867
Genuine Parts Co.................................       200         5,150
Goodyear Tire & Rubber Co........................       700        23,625
Lear Corp.+......................................       700        23,144
                                                              -----------
                                                                   81,761
                                                              -----------
BROADCASTING & PUBLISHING (1.5%)
Washington Post Co., Class B.....................       100        57,150
AT&T Corp. - Liberty Media Group.................       600        25,087
Comcast Corp., Class A+..........................     1,000        45,187
Gannett Co., Inc.................................       400        28,625
                                                              -----------
                                                                  156,049
                                                              -----------
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------

ENTERTAINMENT, LEISURE & MEDIA (3.0%)
America Online, Inc..............................       600   $    43,612
Mattel, Inc......................................     1,200        17,175
Seagram Company Ltd. (i).........................     5,600       243,950
                                                              -----------
                                                                  304,737
                                                              -----------

FOOD, BEVERAGES & TOBACCO (2.6%)
Coca-Cola Co.....................................       200        13,462
Heinz (H.J.) Co..................................     1,500        62,812
Hershey Foods Corp...............................       100         4,912
PepsiCo, Inc.....................................     2,200        76,037
Philip Morris Companies, Inc.....................     4,000       105,250
                                                              -----------
                                                                  262,473
                                                              -----------

HEALTH & PERSONAL CARE (0.0%)
Water Pik Technologies, Inc......................       300         2,212
                                                              -----------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.2%)
Furniture Brands International, Inc.+............       800        15,600
Leggett & Platt, Inc.............................       200         4,287
                                                              -----------
                                                                   19,887
                                                              -----------

HOUSEHOLD PRODUCTS (1.6%)
Procter & Gamble Co..............................     1,500       162,000
                                                              -----------

MERCHANDISING (0.2%)
Hilton Hotels Corp...............................     2,100        21,131
                                                              -----------

PERSONAL CARE (0.5%)
Gillette Co......................................     1,400        56,262
                                                              -----------

RESTAURANTS & HOTELS (0.6%)
Mirage Resorts, Inc.+............................       200         2,562
Starwood Hotels & Resorts Worldwide, Inc.........     2,600        58,012
                                                              -----------
                                                                   60,574
                                                              -----------

RETAIL (2.4%)
Abercrombie & Fitch Co., Class A.................     1,700        55,037
Dayton Hudson Corp...............................       300        21,169
Federated Department Stores, Inc.+...............     1,000        47,062
Gap, Inc.........................................       900        36,450

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
RETAIL (CONTINUED)
May Department Stores Co.........................       200   $     6,725
TJX Companies, Inc...............................     3,100        81,181
                                                              -----------
                                                                  247,624
                                                              -----------

TEXTILES (0.2%)
Unifi, Inc.......................................     1,300        17,225
                                                              -----------
  TOTAL CONSUMER GOODS & SERVICES................               1,505,297
                                                              -----------

ENERGY (7.9%)
NATURAL GAS (1.2%)
Columbia Gas System, Inc.........................     2,000       125,500
                                                              -----------
OIL-PRODUCTION (4.5%)
Chevron Corp.....................................     1,300       115,131
Exxon Corp.......................................       200        15,862
Mobil Corp.......................................     1,200       125,175
Royal Dutch Petroleum Co.
  NY Shares (i)..................................       100         5,800
Tosco Corp.......................................     2,100        56,831
Ultramar Diamond Shamrock Corp...................     3,300        83,531
Valero Energy Corp...............................     2,900        60,175
                                                              -----------
                                                                  462,505
                                                              -----------

OIL-SERVICES (1.9%)
Cooper Cameron Corp.+............................     1,100        47,162
ENSCO International Inc..........................       500        10,031
Global Marine, Inc.+.............................     4,600        70,437
R&B Falcon Corp..................................     4,500        55,687
Smith International, Inc.+.......................       300        11,962
                                                              -----------
                                                                  195,279
                                                              -----------
UTILITIES (0.3%)
USEC, Inc........................................     4,000        33,000
                                                              -----------
  TOTAL ENERGY...................................                 816,284
                                                              -----------

FINANCE (20.8%)
BANKING (7.9%)
Astoria Financial Corp...........................     2,000        63,062
Bank of America Corp.............................       100         5,850
Bank One Corp....................................       500        17,625
Charter One Financial, Inc.......................     1,500        32,531
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
BANKING (CONTINUED)

Countrywide Credit Industries, Inc...............       700   $    19,687
Dime Bancorp, Inc................................     2,500        45,625
First Union Corp.................................     2,800       108,325
GreenPoint Financial Corp........................     2,000        50,625
Hibernia Corp....................................     1,700        21,569
KeyCorp..........................................     2,700        72,900
North Fork Bancorporation, Inc...................       800        16,100
Peoples Heritage Financial Group.................     3,400        57,588
Provident Financial Group, Inc...................     1,200        47,325
Summit Bancorp...................................     2,800        91,350
Union Planters Corp..............................     1,700        72,463
Washington Mutual, Inc...........................     3,000        87,000
                                                              -----------
                                                                  809,625
                                                              -----------

FINANCIAL SERVICES (2.2%)
AXA Financial Inc................................     1,400        47,075
C.I.T. Group Inc., Class A.......................     3,300        68,475
Finova Group, Inc................................     2,700       100,406
Ocwen Financial Corp.............................     1,700        11,050
                                                              -----------
                                                                  227,006
                                                              -----------

INSURANCE (9.7%)
Allstate Corp....................................     5,400       141,413
Ambac Financial Group, Inc.......................     4,400       239,800
Aon Corp.........................................     3,200       114,200
CIGNA Corp.......................................       200        16,450
Fremont General Corp.............................       600         3,038
Hartford Financial Services Group, Inc...........     2,300       107,381
MBIA, Inc........................................     4,300       215,000
Mercury General Corp.............................     1,000        23,375
UnumProvident Corp...............................     4,100       133,506
                                                              -----------
                                                                  994,163
                                                              -----------

REAL ESTATE INVESTMENT TRUSTS (1.0%)
Crescent Real Estate Equities Co.................     2,100        35,569
Meditrust Companies..............................     1,000         6,563
ProLogis Trust...................................       600        10,913
Simon Property Group, Inc........................     1,100        25,644
Vornado Realty Trust.............................       700        22,094
                                                              -----------
                                                                  100,783
                                                              -----------
  TOTAL FINANCE..................................               2,131,577
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
HEALTHCARE (6.4%)
BIOTECHNOLOGY (0.6%)
Human Genome Sciences, Inc.+.....................       500   $    56,000
PE Corp.- PE Biosystems Group....................       100         8,163
                                                              -----------
                                                                   64,163
                                                              -----------
HEALTH SERVICES (0.4%)
Aetna, Inc.......................................       200        10,925
Healthsouth Corp.+...............................       100           569
Tenet Healthcare Corp............................       600        13,388
Wellpoint Health Networks, Inc...................       200        11,513
                                                              -----------
                                                                   36,395
                                                              -----------
MEDICAL SUPPLIES (0.1%)
St. Jude Medical Inc.............................       300         7,969
                                                              -----------
PHARMACEUTICALS (5.3%)
ALZA Corp.+......................................     1,700        73,419
American Home Products Corp......................       600        31,200
Bristol-Myers Squibb Co..........................       300        21,919
Eli Lilly & Co...................................     1,200        86,100
Forest Laboratories, Inc.+.......................     1,200        61,425
Monsanto Co......................................     6,500       274,219
                                                              -----------
                                                                  548,282
                                                              -----------
  TOTAL HEALTHCARE...............................                 656,809
                                                              -----------

INDUSTRIAL PRODUCTS & SERVICES (8.7%)
AEROSPACE (0.0%)
Teledyne Technologies, Inc.......................         5            44
                                                              -----------
CAPITAL GOODS (1.1%)
Eaton Corp.......................................     1,500       116,156
                                                              -----------

COMMERCIAL SERVICES (1.7%)
Cendant Corp.+...................................     5,300        87,781
Equifax, Inc.....................................     2,000        49,500
Service Corp. International......................     5,400        40,838
                                                              -----------
                                                                  178,119
                                                              -----------

DIVERSIFIED MANUFACTURING (2.5%)
Alcoa, Inc.......................................     1,300        85,150
B.F. Goodrich & Co...............................     1,300        29,331
Eastman Kodak Co.................................       400        24,750
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
DIVERSIFIED MANUFACTURING (CONTINUED)

Hubbell, Inc., Class B...........................       800   $    22,300
ITT Industries, Inc..............................       500        17,438
Quantum Corp.....................................     1,400        22,050
Tyco International Ltd. (i)......................     1,200        48,075
Xerox Corp.......................................       100         2,706
                                                              -----------
                                                                  251,800
                                                              -----------

ELECTRICAL EQUIPMENT (1.7%)
Cooper Industries, Inc...........................     3,500       150,281
Emerson Electric Co..............................       300        17,100
W.W. Grainger, Inc...............................       200         9,425
                                                              -----------
                                                                  176,806
                                                              -----------

FOREST PRODUCTS & PAPER (0.8%)
Smurfit-Stone Container Corp.....................     4,200        80,588
                                                              -----------

MACHINERY (0.9%)
Deere & Co.......................................     2,200        94,463
                                                              -----------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                 897,976
                                                              -----------

TECHNOLOGY (10.8%)
COMPUTER PERIPHERALS (0.6%)
EMC Corp.+.......................................       700        58,494
                                                              -----------

COMPUTER SOFTWARE (1.4%)
Adobe Systems, Inc...............................       300        20,606
BMC Software, Inc.+..............................     1,200        87,375
Citrix Systems, Inc.+............................       100         9,488
Microsoft Corp.+.................................       300        27,314
                                                              -----------
                                                                  144,783
                                                              -----------

COMPUTER SYSTEMS (1.3%)
Sun Microsystems, Inc.+..........................     1,000       132,250
                                                              -----------

ELECTRONICS (1.2%)
Cisco Systems, Inc.+.............................     1,400       124,863
                                                              -----------

INFORMATION PROCESSING (1.3%)
Automatic Data Processing, Inc...................       500        24,688
DoubleClick, Inc.+...............................       200        32,013
Electronic Data Systems Corp.....................       600        38,588

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
INFORMATION PROCESSING (CONTINUED)
Exodus Communications, Inc.+.....................       300   $    32,344
First Data Corp..................................       200         8,650
                                                              -----------
                                                                  136,283
                                                              -----------

SEMICONDUCTORS (1.4%)
Intel Corp.......................................       100         7,669
National Semiconductor Corp.+....................       500        21,250
Texas Instruments, Inc...........................     1,200       115,275
                                                              -----------
                                                                  144,194
                                                              -----------

TELECOMMUNICATION SERVICES (2.8%)
Global Crossing Ltd. (i).........................     2,200        95,975
MCI WorldCom, Inc.+..............................     2,300       190,181
                                                              -----------
                                                                  286,156
                                                              -----------
TELECOMMUNICATIONS-EQUIPMENT (0.8%)
Lucent Technologies, Inc.........................     1,100        80,369
                                                              -----------
  TOTAL TECHNOLOGY...............................               1,107,392
                                                              -----------
TRANSPORTATION (5.4%)
AIRLINES (1.3%)
AMR Corp.+.......................................       400        24,350
Northwest Airlines Corp..........................     2,400        56,250
Southwest Airlines Co............................     3,000        48,938
                                                              -----------
                                                                  129,538
                                                              -----------

RAILROADS (2.8%)
CSX Corp.........................................     3,000       106,688
Union Pacific Corp...............................     3,900       183,544
                                                              -----------
                                                                  290,232
                                                              -----------

TRUCK & FREIGHT CARRIERS (1.3%)
CNF Transportation, Inc..........................     2,300        76,475
Ryder System, Inc................................     2,600        58,663
                                                              -----------
                                                                  135,138
                                                              -----------
  TOTAL TRANSPORTATION...........................                 554,908
                                                              -----------
UTILITIES (9.2%)
ELECTRIC (7.6%)
Allegheny Energy, Inc............................     3,200        92,800
Carolina Power & Light Co........................     3,000        90,375
Cinergy Corp.....................................       500        12,656
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
ELECTRIC (CONTINUED)

CMS Energy Corp..................................       500   $    16,625
Dominion Resources, Inc.+ (i)....................       500        22,688
DTE Energy Co....................................     3,200       105,800
Northern States Power Co.........................     4,700        96,056
PG&E Corp........................................     4,700       105,163
Pinnacle West Capital Corp.......................     2,800        92,925
PP&L Resources, Inc..............................     2,400        55,350
Wisconsin Energy Corp............................     4,400        87,450
                                                              -----------
                                                                  777,888
                                                              -----------

TELEPHONE (1.6%)
GTE Corp.........................................       300        21,900
Level 3 Communications, Inc.+....................       300        20,344
SBC Communications, Inc..........................     2,500       129,844
                                                              -----------
                                                                  172,088
                                                              -----------
  TOTAL UTILITIES................................                 949,976
                                                              -----------
  TOTAL COMMON STOCKS--LONG POSITIONS (COST $9,533,952).....
                                                                9,294,500
                                                              -----------
                                                   PRINCIPAL
                                                    AMOUNT
                                                   ---------
SHORT-TERM INVESTMENTS (4.7%)
OTHER INVESTMENT COMPANIES (4.7%)
J.P. Morgan Institutional Prime Money Market Fund
  (cost $479,421)................................  $479,421       479,421
                                                              -----------
TOTAL INVESTMENTS--LONG POSITIONS (COST $10,013,373)........
                                                                9,773,921
                                                              -----------
                                                    SHARES
                                                   ---------
COMMON STOCKS SHORT--POSITIONS (-89.8%)
BASIC INDUSTRIES (8.5%)
CHEMICALS (4.1%)
E.I. du Pont de Nemours & Co.....................    (4,800)     (285,300)
Great Lakes Chemical Corp........................    (3,400)     (112,837)
Praxair, Inc.....................................      (400)      (17,850)
                                                              -----------
                                                                 (415,987)
                                                              -----------

FOREST PRODUCTS & PAPER (-1.9%)
Boise Cascade Corp...............................    (1,300)      (45,012)
Champion International Corp......................    (1,600)      (88,700)

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
FOREST PRODUCTS & PAPER (CONTINUED)
Mead Corp........................................    (1,300)  $   (46,394)
Weyerhaeuser Co..................................      (300)      (18,375)
                                                              -----------
                                                                 (198,481)
                                                              -----------
METALS & MINING (-2.5%)
Alcan Aluminum...................................    (3,100)     (105,400)
Bethlehem Steel Corp.............................    (1,800)      (11,250)
Nucor Corp.......................................    (1,000)      (50,437)
Phelps Dodge Corp................................    (1,700)      (88,400)
                                                              -----------
                                                                 (255,487)
                                                              -----------
  TOTAL BASIC INDUSTRIES.........................                (869,955)
                                                              -----------

CONSUMER GOODS & SERVICES (-13.0%)
APPARELS & TEXTILES (-0.2%)
Nike, Inc........................................      (500)      (23,000)
                                                              -----------

AUTOMOTIVE (-0.3%)
General Motor Corp...............................      (400)      (34,250)
                                                              -----------

BROADCASTING & PUBLISHING (-1.7%)
Cox Communications, Inc., Class A................    (3,400)     (159,800)
New York Times Co., Class A......................      (400)      (15,375)
                                                              -----------
                                                                 (175,175)
                                                              -----------

CONSTRUCTION & HOUSING (-0.2%)
Centex Corp......................................      (700)      (16,625)
                                                              -----------

ENTERTAINMENT, LEISURE & MEDIA (-3.0%)
Time Warner, Inc.................................    (1,300)      (80,194)
Tribune Co.......................................    (2,200)     (105,737)
Viacom, Inc., Class B............................      (800)      (39,800)
Walt Disney Co...................................    (2,800)      (78,050)
                                                              -----------
                                                                 (303,781)
                                                              -----------

FOOD, BEVERAGES & TOBACCO (-3.5%)
Anheuser-Busch Companies, Inc....................    (1,200)      (89,775)
Campbell Soup Co.................................    (2,800)     (124,950)
Kellogg Co.......................................    (1,800)      (60,975)
Ralston-Ralston Purina Group.....................    (1,800)      (53,437)
The Quaker Oats Co...............................      (500)      (32,625)
                                                              -----------
                                                                 (361,762)
                                                              -----------
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------

HOUSEHOLD APPLIANCES & FURNISHINGS (-0.5%)
Black & Decker Corp..............................      (500)  $   (22,437)
Maytag Corp......................................      (400)      (19,075)
Whirlpool Corp...................................      (100)       (6,100)
                                                              -----------
                                                                  (47,612)
                                                              -----------

HOUSEHOLD PRODUCTS (-0.8%)
Colgate-Palmolive Co.............................    (1,500)      (82,312)
                                                              -----------

PERSONAL CARE (-0.6%)
Kimberly-Clark Corporation.......................    (1,000)      (63,875)
                                                              -----------

RETAIL (2.2%)
Albertsons Inc...................................      (200)       (6,387)
Circuit City Stores Group........................      (300)      (14,550)
Costco Wholesale Corp............................      (300)      (27,506)
CVS Corp.........................................      (600)      (23,812)
Hasbro, Inc......................................      (600)      (12,937)
Home Depot, Inc..................................      (400)      (31,625)
Kohl's Corp......................................      (400)      (28,875)
Limited, Inc.....................................      (600)      (25,462)
Lowe's Companies, Inc............................      (400)      (19,925)
Wal-Mart Stores, Inc.............................      (100)       (5,762)
Walgreen Co......................................    (1,000)      (29,125)
                                                              -----------
                                                                 (225,966)
                                                              -----------
  TOTAL CONSUMER GOODS & SERVICES................              (1,334,358)
                                                              -----------

ENERGY (-7.6%)
GAS EXPLORATION (-0.4%)
Constellation Energy Group.......................    (1,300)      (38,269)
                                                              -----------

NATURAL GAS (-0.5%)
Enron Corp.......................................    (1,400)      (53,287)
                                                              -----------

OIL-PRODUCTION (-3.6%)
Anadarko Petroleum Corp..........................    (1,500)      (45,187)
Atlantic Richfield Co............................      (200)      (19,275)
Burlington Resources, Inc........................    (2,500)      (84,062)
Conoco Inc.- Class B.............................    (1,500)      (39,281)
Diamond Offshore Drilling........................      (800)      (24,400)
Occidental Petrolium Corp........................    (4,700)     (103,106)
Texaco Inc.......................................      (900)      (54,844)
                                                              -----------
                                                                 (370,155)
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
OIL-SERVICES (-2.6%)
Amerada Hess Corp................................      (300)  $   (17,381)
Baker Hughes, Inc................................    (1,800)      (45,450)
Halliburton Co...................................    (2,400)      (92,850)
Schlumberger Ltd.................................      (800)      (48,050)
Unocal Corp......................................    (2,000)      (66,375)
                                                              -----------
                                                                 (270,106)
                                                              -----------
UTILITIES (-0.5%)
Public Service Enterprise Group, Inc.............    (1,500)      (52,500)
                                                              -----------
  TOTAL ENERGY...................................                (784,317)
                                                              -----------
FINANCE (-20.6%)
BANKING (-7.1%)
BB&T Corp........................................    (2,900)      (93,162)
Chase Manhattan Corp.............................      (600)      (46,350)
Fifth Third Bancorp..............................    (1,700)     (119,000)
MBNA Corp........................................      (500)      (12,625)
Mellon Financial Corporation.....................      (300)      (10,931)
Northern Trust Corp..............................    (1,100)     (106,494)
Old Kent Financial Corp..........................    (2,200)      (89,238)
State Street Corp................................      (900)      (66,094)
The Bank of New York Co., Inc....................    (2,600)     (103,675)
Wachovia Corp....................................    (1,100)      (85,181)
                                                              -----------
                                                                 (732,750)
                                                              -----------

FINANCIAL SERVICES (-2.6%)
American Express Co..............................      (700)     (105,919)
Capital One Financial Corp.......................      (400)      (18,625)
Lehman Brothers Holdings Inc.....................    (1,400)     (106,925)
Morgan Stanley Dean Witter & Co..................      (300)      (36,188)
                                                              -----------
                                                                 (267,657)
                                                              -----------

INSURANCE (-9.9%)
American General Corp............................    (3,000)     (219,938)
American International Group, Inc................      (500)      (51,625)
Chubb Corp.......................................    (2,100)     (112,481)
Cincinnati Financial Corp........................    (3,600)     (120,600)
Jefferson-Pilot Corp.............................    (3,300)     (223,988)
Lincoln National Corp............................    (2,300)      (95,881)
Progressive Corp.................................    (2,000)     (161,125)
Safeco Corp......................................      (800)      (18,950)
                                                              -----------
                                                               (1,004,588)
                                                              -----------
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------

REAL ESTATE INVESTMENT TRUSTS (-1.0%)
AMB Property Corp................................      (100)  $    (2,000)
AvalonBay Communities Inc........................      (100)       (3,238)
Boston Properties, Inc...........................    (2,000)      (56,625)
Duke Realty Investments, Inc.....................    (2,400)      (44,400)
                                                              -----------
                                                                 (106,263)
                                                              -----------
  TOTAL FINANCE..................................              (2,111,258)
                                                              -----------

HEALTHCARE (-6.7%)
BIOTECHNOLOGY (-0.3%)
Immunex Corp.....................................      (300)      (21,263)
Medimmune, Inc...................................      (100)      (12,019)
                                                              -----------
                                                                  (33,282)
                                                              -----------

HEALTH SERVICES (-0.2%)
United HealthcareCorp............................      (300)      (15,581)
                                                              -----------

MEDICAL SUPPLIES (-1.7%)
Bard (C.R.), Inc.................................      (100)       (5,431)
Bausch & Lomb, Inc...............................      (100)       (5,481)
Baxter International, Inc........................      (200)      (13,513)
Biogen, Inc......................................      (800)      (58,450)
Biomet, Inc......................................      (100)       (3,169)
Chiron Corp......................................    (1,600)      (52,500)
Guidant Corporation..............................      (100)       (5,000)
Medtronic, Inc...................................      (400)      (15,550)
Stryker Corp.....................................      (200)      (11,388)
                                                              -----------
                                                                 (170,482)
                                                              -----------

PHARMACEUTICALS (-4.5%)
IDEC Pharmaceuticals Corp........................      (100)      (12,675)
Johnson & Johnson, Inc...........................    (1,200)     (124,500)
Merck & Co., Inc.................................    (1,300)     (102,050)
Pfizer, Inc......................................    (1,600)      (57,900)
Pharmacia & Upjohn, Inc..........................    (2,300)     (125,781)
Schering-Plough Corp.............................      (800)      (40,900)
                                                              -----------
                                                                 (463,806)
                                                              -----------
  TOTAL HEALTHCARE...............................                (683,151)
                                                              -----------

INDUSTRIAL PRODUCTS & SERVICES (-6.5%)
AEROSPACE (-0.3%)
Boeing Co........................................      (700)      (28,569)
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
BUILDING MATERIALS (-0.2%)
Masco Corp.......................................    (1,000)  $   (25,250)
                                                              -----------

COMMERCIAL SERVICES (-1.7%)
Interpublic Group of Companies, Inc..............    (1,800)      (84,600)
Omnicom Group, Inc...............................    (1,000)      (88,125)
                                                              -----------
                                                                 (172,725)
                                                              -----------

DIVERSIFIED MANUFACTURING (-2.1%)
Corning, Inc.....................................      (300)      (28,106)
General Electric Co..............................      (200)      (26,000)
Illinois Tool Works, Inc.........................    (1,500)      (97,125)
Johnson Controls Inc.............................      (400)      (21,800)
Minnesota Mining & Manufacturing Co..............      (300)      (28,669)
Parker Hannifin Corp.............................      (300)      (14,119)
                                                              -----------
                                                                 (215,819)
                                                              -----------

MACHINERY (-2.2%)
Caterpillar, Inc.................................    (2,100)      (97,388)
Dover Corp.......................................    (2,300)      (99,763)
Ingersoll-Rand Co................................      (700)      (33,906)
                                                              -----------
                                                                 (231,057)
                                                              -----------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                (673,420)
                                                              -----------

TECHNOLOGY (-11.0%)
COMPUTER SOFTWARE (-3.0%)
Computer Associates International, Inc...........      (200)      (13,000)
Electronic Arts, Inc.............................      (100)      (10,488)
Intuit, Inc......................................      (900)      (45,000)
Networks Associates, Inc.........................    (1,400)      (35,350)
Parametric Technology Corp.......................    (5,700)     (129,319)
PeopleSoft, Inc..................................    (3,000)      (56,438)
Symantec Corp....................................      (300)      (14,006)
                                                              -----------
                                                                 (303,601)
                                                              -----------

COMPUTER SYSTEMS (-2.4%)
Apple Computers, Inc.............................      (300)      (29,363)
Dell Computer Corp...............................      (100)       (4,300)
Gateway Inc......................................      (400)      (30,550)
Hewlett Packard Co...............................    (1,300)     (123,338)
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
COMPUTER SYSTEMS (CONTINUED)
International Business Machines Corporation......      (100)  $   (10,306)
Silicon Graphics, Inc............................    (5,100)      (48,131)
                                                              -----------
                                                                 (245,988)
                                                              -----------

ELECTRONICS (-1.1%)
Cabletron System, Inc............................    (2,500)      (57,344)
Rockwell International Corp......................    (1,100)      (54,588)
                                                              -----------
                                                                 (111,932)
                                                              -----------

SEMICONDUCTORS (-1.1%)
Advanced Micro Devices, Inc......................    (4,200)     (118,650)
                                                              -----------

TELECOMMUNICATION SERVICES (-2.2%)
US West, Inc.....................................    (3,600)     (223,425)
                                                              -----------

TELECOMMUNICATIONS-EQUIPMENT (-1.2%)
Nortel Networks Corp.............................    (1,700)     (125,800)
                                                              -----------
  TOTAL TECHNOLOGY...............................              (1,129,396)
                                                              -----------

TRANSPORTATION (-5.7%)
AIRLINES (-4.4%)
Continental Airlines, Inc........................    (1,600)      (59,200)
Delta Air Lines, Inc.............................      (900)      (44,325)
UAL Corp.........................................    (4,300)     (295,625)
US Airways Group.................................    (1,800)      (50,288)
                                                              -----------
                                                                 (449,438)
                                                              -----------

RAILROADS (-0.3%)
Norfolk Southern Corp............................    (1,700)      (36,338)
                                                              -----------

TRUCK & FREIGHT CARRIERS (-1.0%)
FDX Corp.........................................    (2,400)     (101,250)
                                                              -----------
  TOTAL TRANSPORTATION...........................                (587,026)
                                                              -----------

UTILITIES (-10.2%)
ELECTRIC (-7.3%)
Ameren Corp......................................    (2,200)      (76,175)
Calpine Corp.....................................    (1,900)     (112,100)
Consolidated Edison, Inc.........................    (2,200)      (75,900)
Duke Energy Co...................................    (1,900)      (96,306)
Edison International.............................    (3,700)      (98,050)
GPU, Inc.........................................    (1,400)      (44,800)
PECO Energy Co...................................    (2,600)      (85,638)

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
ELECTRIC (CONTINUED)
Potomac Electric Power Co........................    (3,900)  $   (92,869)
Reliant Energy, Inc..............................    (1,600)      (39,700)
Southern Co......................................    (1,200)      (28,050)
                                                              -----------
                                                                 (749,588)
                                                              -----------
TELEPHONE (-2.5%)
AT & T Corp......................................    (1,600)      (89,400)
BellSouth Corp...................................    (3,500)     (161,656)
                                                              -----------
                                                                 (251,056)
                                                              -----------
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------

WATER (-0.4%)
American Water Works, Inc........................    (1,800)  $   (46,013)
                                                              -----------
  TOTAL UTILITIES................................              (1,046,657)
                                                              -----------
  TOTAL COMMON STOCKS - SHORT POSITIONS (PROCEEDS
   $9,150,602)..............................................   (9,219,538)
                                                              -----------
TOTAL INVESTMENTS (5.4%)....................................      554,383
OTHER ASSETS IN EXCESS OF LIABILITIES
  (94.6%)...................................................    9,716,470
                                                              -----------
NET ASSETS (100%)...........................................  $10,270,853
                                                              ===========

------------------------------
Note: For federal income tax purposes, the cost of securities at November 30, 1999, was $9,582,267; the aggregate gross unrealized appreciation and depreciation was $1,345,406 and $1,702,109, respectively, resulting in net unrealized depreciation of $356,703.

+ - Non-income producing.

ADR - American Depositary Receipt.

(e)Securities are pledged with Brokers as Collateral for Short Sales.

(i) Foreign security.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $10,013,373 )           $ 9,773,921
Cash                                                   172,369
Deposits with Brokers for Securities Sold Short      9,529,316
Receivable for Investments Sold                        107,117
Dividends Receivable                                    34,672
Receivable for Expense Reimbursements                   29,239
Prepaid Expenses and Other Assets                           10
                                                   -----------
    Total Assets                                    19,646,644
                                                   -----------
LIABILITIES
Securities Sold Short at Value (Proceed
  $9,150,602)                                        9,219,538
Payable for Investments Purchased                       84,089
Advisory Fee Payable                                    12,988
Custody Fee Payable                                      9,418
Transfer Agent Fees Payable                              2,270
Shareholder Servicing Fee Payable                          838
Administrative Services Fee Payable                        418
Administration Fee Payable                                  55
Fund Services Fee Payable                                    6
Accrued Expenses                                        46,171
                                                   -----------
    Total Liabilities                                9,375,791
                                                   -----------
NET ASSETS                                         $10,270,853
                                                   ===========
INSTITUTIONAL SHARES
Applicable to 674,959 shares outstanding
  (par value $0.001, unlimited shares authorized)  $10,270,853
                                                   ===========
Net Asset Value, Offering and Redemption Price
  per Share                                             $15.22
                                                         -----
                                                         -----
ANALYSIS OF NET ASSETS
Paid-in capital                                    $10,126,134
Undistributed Net Investment Income                    163,113
Accumulated Net Realized Gain on Investments           289,994
Net Unrealized Depreciation of Investments            (308,388)
                                                   -----------
    Net Assets                                     $10,270,853
                                                   ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Witholding Tax of
  $17)                                                       $ 73,112
Interest Income                                               273,305
                                                             --------
    Investment Income                                         346,417
EXPENSES
Advisory Fee                                       $ 77,133
Dividend on Securities Sold Short                    48,522
Custodian Fees and Expenses                          48,446
Professional Fees and Expenses                       21,632
Printing Expenses                                     8,250
Transfer Agent Fee                                    8,217
Shareholder Servicing Fee                             5,142
Administrative Services Fee                           2,606
Administrative Fee                                      117
Fund Services Fee                                        91
Trustees' Fees and Expenses                              65
Miscellaneous                                           610
                                                   --------
    Total Expenses                                  220,831
Less: Reimbursement of Expenses                     (69,264)
                                                   --------
NET EXPENSES                                                  151,567
                                                             --------
NET INVESTMENT INCOME                                         194,850
NET REALIZED GAIN ON INVESTMENTS
  Investment Transactions                           208,038
  Securities Sold Short                             (82,570)
                                                   --------
    Net Realized Gain                                         125,468
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS
  Investment                                       (526,271)
  Securities Sold Short                             334,117
                                                   --------
    Net Change in Unrealized Depreciation                    (192,154)
                                                             --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $128,164
                                                             ========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                      FOR THE SIX      DECEMBER 31, 1998
                                                     MONTHS ENDED      (COMMENCEMENT OF
                                                   NOVEMBER 30, 1999  OPERATIONS) THROUGH
                                                      (UNAUDITED)        MAY 31, 1999
                                                   -----------------  -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $        194,850   $           88,797
Net Realized Gain on Investments and Securities
  Sold Short                                                125,468              164,526
Net Change in Unrealized Depreciation of
  Investments and Securities Sold Short                    (192,154)            (116,234)
                                                   ----------------   ------------------
    Net Increase in Net Assets Resulting from
      Operations                                            128,164              137,089
                                                   ----------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME
Institutional Shares                                        (93,852)             (26,682)
                                                   ----------------   ------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                 --           10,005,600
Reinvestment of Dividends                                    93,852               26,682
                                                   ----------------   ------------------
    Net Increase from Shareholder Transactions               93,852           10,032,282
                                                   ----------------   ------------------
    Total Increase in Net Assets                            128,164           10,142,689
NET ASSETS
Beginning of Period                                      10,142,689                   --
                                                   ----------------   ------------------
End of Period                                      $     10,270,853   $       10,142,689
                                                   ================   ==================

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for shares outstanding throughout each period is as follows:

                                                                            FOR THE PERIOD
                                                        FOR THE           DECEMBER 31, 1998
                                                    SIX MONTHS ENDED       (COMMENCEMENT OF
                                                   NOVEMBER 30, 1999     OPERATIONS) THROUGH
                                                      (UNAUDITED)            MAY 31, 1999
                                                   ------------------    --------------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD           $ 15.16               $ 15.00
                                                         -------               -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.29                  0.13
Net Realized and Unrealized Gain (Loss) on
  Investments                                              (0.09)                 0.07
                                                         -------               -------
Total from Investment Operations                            0.20                  0.20
                                                         -------               -------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (0.14)                (0.04)
                                                         -------               -------
NET ASSET VALUE PER SHARE, END OF PERIOD                 $ 15.22               $ 15.16
                                                         =======               =======
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                1.31%(b)              1.34%(b)
Net Assets, End of Period (in thousands)                 $10,271               $10,143
Ratio to Average Net Assets
  Net Expenses (Excluding Dividend Expense)                 2.00%(a)              2.00%(a)
  Net Investment Income                                     3.79%(a)              2.14%(a)
  Expenses without Reimbursement
    (Including Dividend Expense)                            4.29%(a)              5.66%(a)
  Portfolio Turnover                                         190%                  195%

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional Market Neutral Fund (the "fund"), registered as
J.P. Morgan Market Neutral Fund, is a series of J.P. Morgan Series Trust, a Massachusetts business trust (the "trust"), which was organized on August 15, 1996. The trust is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The trustees of the trust have divided the beneficial interests in the fund into two classes of shares, Institutional Shares and Select Shares. The investment objective is to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. Currently, the fund only offers Institutional Shares. The fund commenced operations on December 31, 1998. The Declaration of Trust permits the trustees to issue an unlimited number of each class of shares in the fund. Organization costs incurred prior to commencement of operations were borne by J.P. Morgan & Co. Incorporated ("J.P. Morgan").

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) The fund values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the fund's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the fund's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) The fund's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the fund. It is the policy of the fund to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The fund engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized via cash deposits and securities made with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the fund is held by one broker. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker.

   e) Net investment income (other than shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

   f) Substantially all the fund's net investment income is declared as dividends and paid quarterly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   g) The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. The fund earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The fund has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate Guaranty Trust of New York ("Morgan") of Morgan and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated. Under the terms of the agreement, the fund pays JPMIM at an annual rate of 1.50% of the fund's average daily net assets. For the six months period ended November 30, 1999, such fees amounted to $77,133.

   b) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months period ended November 30, 1999, the fee for these services amounted to $117.

   c) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the trust and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust and certain other investment companies for which Morgan provides administrative services. For the six months period ended November 30, 1999, the fee for these services amounted to $2,606.

      In addition, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund at no more than 2.00% of the average daily net assets of the fund through August 31, 2000. For the six months period ended November 30, 1999, Morgan has agreed to reimburse the fund $69,264 for expenses under this agreement.

   d) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the fund. For the six months period ended November 30, 1999, the fee for these services amounted to $5,142.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $91 for the six months period ended November 30, 1999.

   f) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $19.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                                         FOR THE PERIOD
                                                      FOR THE SIX      DECEMBER 31, 1998
                                                     MONTHS ENDED       (COMMENCEMENT OF
                                                   NOVEMBER 30, 1999  OPERATIONS) THROUGH
                                                      (UNAUDITED)         MAY 31, 1999
                                                   -----------------  --------------------
                                                   SHARES    AMOUNT   SHARES     AMOUNT
                                                   -------  --------  -------  -----------
Shares sold......................................    --     $ --      667,041  $10,005,600
Dividend Reinvestment............................   6,084    93,852     1,834       26,682
                                                   ------   -------   -------  -----------
Net Increase.....................................   6,084   $93,852   668,875  $10,032,282
                                                   ======   =======   =======  ===========

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months period ended November 30, 1999 were as follows:

                                                         COST OF                PROCEEDS
                                                        PURCHASES              FROM SALES
                                                   --------------------  ----------------------
Long.............................................  $         5,518,208   $           5,198,227
Short............................................           13,048,302              12,738,127
                                                   -------------------   ---------------------
                                                   $        18,566,510   $          17,936,354
                                                   ===================   =====================

5. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998 with unaffiliated lenders. The maximum borrowing under the Agreement is $150,000,000. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement extended the Agreement and continues its participation therein until May 23, 2000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.085% (0.065% prior to May 26, 1999) on the unused portion of the committed amount. This is allocable to the funds in accordance with procedures established by their respective trustees or directors. The fund has not borrowed pursuant to the Agreement as of November 30, 1999.

J.P. MORGAN INSTITUTIONAL FUNDS

   PRIME MONEY MARKET FUND

   TREASURY MONEY MARKET FUND

   FEDERAL MONEY MARKET FUND

   TAX EXEMPT MONEY MARKET FUND

   TAX AWARE ENHANCED INCOME FUND: INSTITUTIONAL SHARES

   SHORT TERM BOND FUND

   BOND FUND

   GLOBAL STRATEGIC INCOME FUND

   TAX EXEMPT BOND FUND

   NEW YORK TAX EXEMPT BOND FUND

   CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

   DIVERSIFIED FUND

   DISCIPLINED EQUITY FUND

   U.S. EQUITY FUND

   U.S. SMALL COMPANY FUND

   TAX AWARE DISCIPLINED EQUITY FUND: INSTITUTIONAL SHARES

   INTERNATIONAL EQUITY FUND

   EUROPEAN EQUITY FUND

   INTERNATIONAL OPPORTUNITIES FUND

   EMERGING MARKETS EQUITY FUND

   SMARTINDEX-TM- FUND: INSTITUTIONAL SHARES

   MARKET NEUTRAL FUND: INSTITUTIONAL SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN
INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS
SERVICES AT (800)766-7722.
IM0868-I



J.P. MORGAN
INSTITUTIONAL
MARKET NEUTRAL
FUND




SEMIANNUAL REPORT
NOVEMBER 30, 1999